Investment property - Summary of future minimum fixed rental income (Detail) - Investment property [member] - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 1,054,231	S/ 879,898
Within 1 year
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	38,264	40,920
After 1 year but not more than 5 years
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	175,967	149,263
Over 5 years
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 840,000	S/ 689,715